Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,008	3,397
Granted (in shares) | shares	517	369
Exercised (in shares) | shares	(399)	(437)
Forfeited (in shares) | shares	(25)	(4)
Expired (in shares) | shares	0	(317)
Ending balance (in shares) | shares	3,101	3,008
Weighted average exercise price
Weighted average exercise price, beginning balance (in CAD per share) | $	$ 33.88	$ 34.19
Weighted average exercise price, granted (in CAD per share) | $	53.96	48.20
Weighted average exercise price, exercised (in CAD per share) | $	34.57	34.70
Weighted average exercise price, forfeited (in CAD per share) | $	43.79	47.96
Weighted average exercise price, expired (in CAD per share) | $	0.00	52.54
Weighted average exercise price, ending balance, (in CAD per share) | $	$ 37.06	$ 33.88
Exercisable, December 31 (in shares) | shares	2,041	2,071
Weighted average exercise price, exercisable (in CAD per share) | $	$ 30.97	$ 29.76